GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, WI 53202

Phone (414) 273-3500     Fax (414) 273-5198

August 13, 2007

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C.  20549

          RE:     Frontegra Funds, Inc.
                    (Registration Nos. 333-142996)

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended, transmitted herewith via EDGAR on behalf of Frontegra Funds, Inc. (the “Company”), please find the Company’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-14.

          If you have any questions regarding this filing, please do not hesitate to contact the undersigned.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Michele L. Racadio

Michele L. Racadio

cc:

Thomas J. Holmberg, Jr.

Josie Hollmann

Ellen Drought